PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Collateralized receivable related to financial services	¥ 100	¥ 1,000
Non-collateralized receivable related to financial services	3,500	2,900
Financing receivables, allowance for credit losses	¥ 196	¥ 209